Equity (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt conversion converted instrument, shares	573,931,390	8,000
Fair value of convertible debt	$ 638,906	$ 210,362
July 31, 2013 (Member)
Debt conversion converted instrument, shares		3,000
Fair value of convertible debt		177,662
December 4, 2013 [Member]
Debt conversion converted instrument, shares		5,000
Fair value of convertible debt		32,700
March 31, 2014 [Member]
Debt conversion converted instrument, shares	1,930,000
Fair value of convertible debt	87,572
June 30, 2014 [Member]
Debt conversion converted instrument, shares	4,429,107
Fair value of convertible debt	46,337
September 30, 2014 [Member]
Debt conversion converted instrument, shares	567,572,283
Fair value of convertible debt	$ 504,997